Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statements of operations are as follows:

	December 31, 2012	June 30 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$-
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(105)
Due to related party - Fabiana	(918)	-
Due to related party -Vivid	(1,707)	-

Due to related party - Total	(4,750)	(148)
Due from related party - TMS Bulkers	30,473	30,608
Due from related party - TMS Tankers	9,270	11,053
Due from related party - Sigma and Blue Fin pool	943	164
Due from related party - Total	40,686	41,825
Advances for vessels and drillships under construction - TMS Bulkers/ TMS Tankers, for the year/ period	7,648	3,545
Vessels, drilling rigs, drillships, machinery and equipment, net - TMS Bulkers/ TMS Tankers, for the year/period	7,472	6,815
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	818	858
Other current assets - Sigma and Blue Fin pool	2,658	454
Other non-current assets - Sigma and Blue Fin pool	$275	$275

	Six month period ended June 30,
Statement of Operations	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	15,068	3,588
Service Revenues, net - Cardiff/ Cardiff Drilling	(2,815)	(4,198)
Voyage expenses - TMS Tankers	(249)	(676)
Voyage expenses - TMS Bulkers	(1,872)	1,288
Voyage expenses – Cardiff Tankers	(31)	(634)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	-
Contract termination fees and other	-	(23,048)

General and administrative expenses:
Consultancy fees – Fabiana	(1,757)	(1,768)
Consultancy fees – Vivid	(8,033)	(6,482)
Consultancy fees - Basset	(1,983)	(566)
Management fees - TMS Tankers	(2,299)	(4,037)
Management fees - TMS Bulkers	(13,711)	(13,302)

Rent	(24)	-
Amortization of CEO stock based compensation	(6,297)	(3,344)
(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff" or the "Manager"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers" and together with TMS Bulkers, the "Managers" ). The Managers are beneficially owned by George Economou.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, in the same amount as the fee that was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,960 based on the Euro/U.S. Dollar exchange rate at June 30, 2013) per vessel per day, which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($2,018 based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $653. based on the Euro/U.S. Dollar exchange rate at June 30, 2013) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a construction supervisory fee of 10% of the budget for the vessels under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,221 based on the Euro/U.S. Dollar exchange rate at June 30, 2013), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($2,288. based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the Company's ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five-year period and thereafter extended in five-year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities.

Effective January 1, 2013, the Company terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig and Cardiff Drilling Inc. (“Cardiff Drilling” formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, on the same terms and conditions as in the previous Global Services Agreement between the Company and Cardiff, except that under the New Global Services Agreement, Ocean Rig is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips Inc.

For the six-month period ended June 30, 2012, the Company paid $2,815 as fees relating to the Global Services Agreement regarding employment arrangements which are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations. For the six-month period ended June 30, 2013, the Company paid $4,198 as fees relating to the New Global Services Agreement regarding employment arrangements. Such fees, for both periods, are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

George Economou: As the Company's Chairman, President, Chief Executive Officer ("CEO") and principal shareholder, with a 14.8% shareholding, George Economou has the ability to exert influence over the operations of the Company. In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer purchased a total of 2,185,000 common shares of Ocean Rig in the public offering by Ocean Rig of common shares of Ocean Rig owned by DryShips that was completed on April 17, 2012 (Note 11). During March 2013, the Company accepted an offer from a company affiliated with Mr. George Economou for the sale of two VLOC newbuildings (Note 6).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 12).

During 2010, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.5 million based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

Fabiana Services S.A. - continued:

On January 12, 2011, the Compensation Committee approved a $4 million bonus and 9,000,000 shares of the Company's common stock payable to Fabiana for the provision of the services of the Company's Chief Executive Officer during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between Ocean Rig and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate at June 30, 2013). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including a sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement. For the six month period ended June 30, 2013, the Company incurred costs of $566 related to this agreement.

Cardiff Tankers Inc.: Under certain charter agreements for the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, is entitled to a 1.25% commission on the charter hire agreements.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and (ii) at any time by the mutual agreement of the parties.

Effective January 1, 2013, the Company, amended its agreement with Vivid to limit the scope of the services provided under the agreement to DryShips Inc. and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.  In essence, post-amendment, the consultancy agreement between the DryShips Inc. and Vivid is in effect for the Company's tanker and drybulk shipping segments only.

Effective January 1, 2013, Ocean Rig Management Inc., a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

Lease Agreement: The Company leased office space in Athens, Greece from a son of George Economou until December 31, 2012.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: As of June 30, 2013, the Aframax tanker Calida operated in the Sigma Tanker Inc. pool ("Sigma"). Three of the Suezmax tankers, Vilamoura, Lipari and Petalidi, operated in the Blue Fin Tankers pool ("Blue Fin") until the termination of the pooling agreements with Blue Fin relating to such vessels in October 2012, March 2013 and November 2012, respectively. The Aframax tankers Saga, Daytona, and Belmar operated in the Sigma tanker pool until the termination of the pooling agreements with Sigma relating to such vessels in April 2012, October 2012 and January 2013, respectively. Sigma and Blue Fin are spot market pools managed by Heidmar Inc. George Economou is a member of the Board of Directors of Heidmar Inc.